Contract costs (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer1 [Abstract]
Contract costs
The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Opening balance, January 1	636	618
Incremental costs of obtaining a contract and contract fulfillment costs	567	526
Amortization included in operating costs	(477)	(508)
Impairment charges included in operating costs	(19)	—
Ending balance, December 31	707	636